CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2023
CAPITAL MANAGEMENT [Abstract]
CAPITAL MANAGEMENT [Text Block]

3. CAPITAL MANAGEMENT

The Company's capital management goals are to: ensure there are adequate capital resources to safeguard the Company's ability to continue as a going concern; maintain sufficient funding to support the acquisition, exploration, and development of mineral properties and exploration and evaluation activities; maintain investors' and market confidence; and provide returns and benefits to shareholders and other stakeholders.

The Company classified the convertible debt liability as a current liability, in accordance with the IAS 1 Amendments even though the maturity of the loan is in 2025. This classification meaningfully impacts the Company's working capital.

The Company's working capital deficit, including the convertible debt liability as of December 31, 2023 was $6,803,922 (December 31, 2022 - working capital $1,603,220). The Company's working capital, excluding the convertible debt liability as of December 31, 2023 was $3,839,810 (December 31, 2022 - working capital $11,651,434).

The Company's capital structure is adjusted based on the funds available to the Company such that it may continue exploration and development of its properties for the mining of minerals that are economically recoverable. The Board of Directors does not establish quantitative return on capital criteria, but rather relies on the expertise of management and other professionals to sustain future development of the business.

The Company's properties are in the exploration and development stage and, as a result, the Company currently has no source of operating cash flow. The Company intends to raise such funds as and when required to complete its projects.

There is no assurance that the Company will be able to raise additional funds on reasonable terms. The only sources of future funds presently available to the Company are through the exercise of options, convertible debt facility, the sale of equity capital of the Company, the sale of a metal stream, the sale of a royalty or the sale by the Company of an interest in any of its properties in whole or in part. The ability of the Company to arrange such financing in the future will depend in part upon the prevailing capital market conditions as well as the business performance of the Company. There can be no assurance that the Company will be successful in its efforts to arrange additional financing, if needed, on terms satisfactory to the Company.

The Company secured additional funds subsequent to the year-end by selling a royalty on the DeLamar Project and by completing a bought deal public equity offering (please see Note 21 for more details).

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company's approach to capital management during the year ended December 31, 2023.